TRADE PAYABLES	12 Months Ended
Dec. 31, 2022
Trade Payables
TRADE PAYABLES

16.	TRADE PAYABLES

		Consolidated
	12/31/2022	12/31/2021
Trade payables	6,723,077	6,657,702
(-) Adjustment present value	(79,893)	(112,078)
	6,643,184	6,545,624

Classified:
Current	6,596,915	6,446,999
Non-current	46,269	98,625
	6,643,184	6,545,624

The Company classifies drawee risk operations and forfaiting with suppliers in other liabilities as per note 17 – other payables. As of December 31, 2022, The Company had, a balance of R$5,709,069 (as of December 31, 2021, R$4,439,967). These are negotiated with financial institutions, by which suppliers anticipate receivables and, on the other hand, extend our payment terms. The effective prepayment of receivables depends on the acceptance by the suppliers, given that their participation is not mandatory. The Company is not reimbursed and/or benefited by the financial institution for discounts for payment executed before the maturity date agreed with the supplier, there is no change in the degree of subordination of the note in the event of judicial execution, nor changes in the existing commercial conditions between Company and its suppliers.

Accounting Policy

They are initially recognized at fair value, and subsequently measured at amortized cost, using the effective interest rate method and adjusted to present value when applicable, based on the estimated rate of the Company's cost of capital.